UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2005
                                                     -------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):          [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners Limited
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Address: 1st Floor Cassini House
         ---------------------------------

           57-59 St James's Street
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           London SW1A 1LD
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           England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Anton French
         ---------------------------

Title:   Company Secretary
         ---------------------------

Phone:   +44(207) 659-4250
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


Signature, Place, and Date of Signing:


/s/ Anton French
--------------------------------
[Signature]

London, England
--------------------------------

[City, State]

August 9, 2005
--------------------------------

[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         None


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Form 13F Information Table Entry Total:


         13

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Form 13F Information Table Value Total:

         $685,402.92

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                           FORM 13F INFORMATION TABLE


                                                                                                               VOTING AUTHORITY
NAME OF ISSUER       TITLE OF       CUSIP      VALUE      SHARES/PRN AMT  SH/ PUT/  INVESTMENT  OTHER        SOLE    SHARED NONE
--------------       ---------      -----      -----      --------------  --- ----  ----------  ------       -----   ------ ----
                     CLASS                     (x$1000)                   PRN CALL  DISCRETION  MANAGERS
                     -----                     --------                   --- ----  ----------  --------

CONOCOPHILLIPS       COMMON        20825C10 A    3,736.85      65,000     SH             SOLE                65,000

DIRECTV GROUP INC    COMMON        25459L10 A   74,369.00   4,798,000     SH             SOLE             4,798,000

ENERGY PARTNERS LTD  COMMON        29270U10 A    9,199.71     351,000     SH             SOLE               351,000

HILTON HOTELS CORP   COMMON        43284810 A  106,781.22   4,477,200     SH             SOLE             4,477,200

HUMAN GENOME SCI     COMMON        44490310 F   28,045.60   2,421,900     SH             SOLE             2,421,900

LUCENT TECHNOLOGIES  WTS DEC 1007  54946313 F       78.64     102,134    PRN             SOLE               102,134

MARATHON OIL CORP    COMMON        56584910 A  185,396.71   3,473,800     SH             SOLE             3,473,800

MORGAN STANLEY       COMMON        61744644 A   67,014.68   1,277,200     SH             SOLE             1,277,200

NETBANK INC          COMMON        64093310 F   15,611.00   1,675,000     SH             SOLE             1,675,000

SOUTH FINL GROUP INC COMMON        83784110 F      397.88      14,000     SH             SOLE                14,000

ST JOE CO            COMMON        79014810 A   99,571.18   1,221,133     SH             SOLE             1,221,133

UNISYS CORPORATION   COMMON        90921410 A   18,008.85   2,845,000     SH             SOLE             2,845,000

VERIZON COMMUNICATNS COMMON        92343V10 A   77,191.61   2,234,200     SH             SOLE             2,234,200
